Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Policy is designed to promote compliance with insider trading laws, rules and regulations, and the Company’s listing requirements. The Compensation Committee of the Board of Directors ensures that equity awards are not granted during any scheduled or non-scheduled black-out periods.  Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates.

Award Timing Method	The Policy is designed to promote compliance with insider trading laws, rules and regulations, and the Company’s listing requirements. The Compensation Committee of the Board of Directors ensures that equity awards are not granted during any scheduled or non-scheduled black-out periods. Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false